Schedule of Income Taxes Paid and Refunded (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Paid, Net [Abstract]
Income Taxes Paid	$ 15.1	$ 9.7	$ 10.4
Income tax refunds received	(9.2)	(1.6)	(7.1)
Income Taxes Paid (Received), Net, Total	$ 5.9	$ 8.1	$ 3.3